Income per Share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Income per Share

11. Income per Share

Potentially dilutive securities include convertible debentures payable, warrants, broker options, stock options, and unvested RSU. Diluted income per share reflects the assumed exercise or conversion of all dilutive securities using the treasury stock method.

	Year ended December 31, 2023	Year ended December 31, 2022
Net (loss) income for the year	(13,432,539)	898,591

Basic (loss) income per share Weighted average number of shares of common stock - basic	280,354,631	205,950,811
Net (loss) income per share – basic	(0.05)	0.00
Net (loss) income for the period	(13,432,539)	898,591
Dilutive effect of convertible debentures	-	(370,121)
Dilutive effect of warrants on net income	-	-
Diluted net (loss) income for the year	(13,432,539)	528,470
Weighted average number of shares of common stock - basic	280,354,631	205,950,811
Diluted effect:
Stock options and RSUs	-	63,850,470
Weighted average number of shares of common stock - fully diluted	280,354,631	269,801,281
Net (loss) income per share - fully diluted	(0.05)	0.00